Interest-Bearing Borrowings (Details) - CNY (¥)		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 26, 2022	Dec. 02, 2022	Nov. 16, 2022	Aug. 29, 2022
Interest Bearing Borrowings [Line Items]
Carrying amount		¥ 31,110,000
Loan agreement	30 years	10 years
Principal amount	¥ 22,250,000	¥ 75,500,000
Borrowing bear annual interest rate	4.10%	4.50%
Outstanding loan principal	¥ 22,250,000	¥ 74,870,833
Guangdong Yueke Asset Management Co., Ltd [Member]
Interest Bearing Borrowings [Line Items]
Carrying amount					¥ 28,238,219
Interest payable			¥ 99,021
Xiamen Asset Management Co Ltd [Member]
Interest Bearing Borrowings [Line Items]
Carrying amount		1,818,219					¥ 5,965,977
Yuehai Asset [Member]
Interest Bearing Borrowings [Line Items]
Interest receivable			11,139,809
Pingan Puhui Lixin Asset Management Co., Ltd [Member]
Interest Bearing Borrowings [Line Items]
Carrying amount		¥ 78,506,284
Interest payable			1,767,661
Terms of transferred loans overdue		360 years
Pingan Puhui [Member]
Interest Bearing Borrowings [Line Items]
Interest receivable			66,130,175
China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest Bearing Borrowings [Line Items]
Carrying amount		¥ 1,442,034,780		¥ 12.5		¥ 113,053,053
Interest receivable		374,412,943
Interest payable		¥ 721,525
Terms of transferred loans overdue		913 years
Shanghai Xingbo [Member]
Interest Bearing Borrowings [Line Items]
Carrying amount		¥ 60,330,828
Interest receivable		20,974,932
Interest payable		805,748
Zhonghai Trust Co.,Ltd [Member]
Interest Bearing Borrowings [Line Items]
Carrying amount		143,964,403
Interest receivable		82,865,791
Interest payable		¥ 78,521
Terms of transferred loans overdue		720 years
Cofco Trust Co. Ltd [Member]
Interest Bearing Borrowings [Line Items]
Carrying amount		¥ 206,493,005
Interest payable		97,233,503
Cofco Trust Co. Ltd [Member] | Minimum [Member]
Interest Bearing Borrowings [Line Items]
Interest payable		1,012,120
Changzhou Huitong Investment Co. [Member]
Interest Bearing Borrowings [Line Items]
Carrying amount		56,038,750
Interest receivable		28,799,109
Interest payable		¥ 540,596
VIEs [Member]
Interest Bearing Borrowings [Line Items]
Principal payment			¥ 8,107,350,157
VIEs [Member] | Minimum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate			5.10%
VIEs [Member] | Maximum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate			10.20%
Guangdong Yuehai Asset Management Co [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		10.50%
Guangdong Yuehai Asset Management Co [Member] | Minimum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		10.00%
Guangdong Yuehai Asset Management Co [Member] | Maximum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		10.50%
Pingan Puhui Lixin Asset Management Co., Ltd [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		13.80%
Pingan Puhui Lixin Asset Management Co., Ltd [Member] | Minimum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		12.80%
Pingan Puhui Lixin Asset Management Co., Ltd [Member] | Maximum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		0.80%
China Foreign Economy and Trade Trust Co.,Ltd [Member] | Minimum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		11.50%
China Foreign Economy and Trade Trust Co.,Ltd [Member] | Maximum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		12.50%
Shanghai Xingbo [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		12.50%
Zhonghai Trust Co.,Ltd [Member] | Minimum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		11.30%
Zhonghai Trust Co.,Ltd [Member] | Maximum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		13.20%
Cofco Trust Co. Ltd [Member] | Minimum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		11.50%
Cofco Trust Co. Ltd [Member] | Maximum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		12.30%
Changzhou Huitong Investment Co. [Member] | Minimum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		11.50%
Changzhou Huitong Investment Co. [Member] | Maximum [Member]
Interest Bearing Borrowings [Line Items]
Interest rate		13.00%
Pledged Assets One [Member]
Interest Bearing Borrowings [Line Items]
Percentage of pledged assets		10.00%
Pledged Assets Two [Member]
Interest Bearing Borrowings [Line Items]
Percentage of pledged assets		20.00%
Pledged Assets Three [Member]
Interest Bearing Borrowings [Line Items]
Percentage of pledged assets		30.00%
Pledged Assets Four [Member]
Interest Bearing Borrowings [Line Items]
Percentage of pledged assets		70.00%